Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”)

Re:	Citigroup Commercial Mortgage Trust 2021-PRM2 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-PRM2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 13 October 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst and Young LLP

13 October 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is primarily secured by first priority mortgages, deeds of trust or deeds to secure debt on the borrowers’ fee simple interests in 21 primarily self-storage facilities and one mixed-use property (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 October 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
c.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mezzanine Loan Cut-off Date Balance,
c.	Mortgage Loan Balloon Balance and
d.	Mezzanine Loan Balloon Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Cut-off Date Balance and
ii.	Total Loan Balloon Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the “Mezzanine Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mezzanine Loan Cut-off Date Balance” of the Mezzanine Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Term to Maturity (Months),
b.	Original IO Term (Months) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Trust Margin,
b.	Mezzanine Loan Margin,
c.	LIBOR Floor,
d.	LIBOR Rounding Methodology and
e.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.10000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Trust Interest Rate,
ii.	Mezzanine Loan Interest Rate,
iii.	Mortgage Loan Trust Interest Rate at LIBOR Cap and
iv.	Mezzanine Loan Interest Rate at LIBOR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Trust Interest Rate,
c.	Mortgage Loan Trust Interest Rate at LIBOR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment and
iii.	Mortgage Loan Annual Debt Service Payment at LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Trust Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment at LIBOR Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Trust Interest Rate at LIBOR Cap,” as shown on the Final Data File, and
c.	365/360.

13.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at LIBOR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment,
ii.	Mezzanine Loan Annual Debt Service Payment and
iii.	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment” of the Mezzanine Loan, as shown on the Final Data File.

Attachment A Page 6 of 9

13. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment at LIBOR Cap” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at LIBOR Cap,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	Mortgage Loan Monthly Debt Service Payment,
b.	Mezzanine Loan Monthly Debt Service Payment,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mezzanine Loan Annual Debt Service Payment,
e.	Mortgage Loan Annual Debt Service Payment at LIBOR Cap and
f.	Mezzanine Loan Annual Debt Service Payment at LIBOR Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Monthly Debt Service Payment,
ii.	Total Loan Annual Debt Service Payment and
iii.	Total Loan Annual Debt Service Payment at LIBOR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement

Attachment A Page 7 of 9

15.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Balloon Balance,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment at LIBOR Cap,
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	UW Net Operating Income,
h.	UW Net Cash Flow,
i.	Square Footage (All) Total and
j.	Unit Mix (All Units) Total,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date LTV,
ii.	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values),
iii.	Mortgage Loan Balloon LTV,
iv.	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values),
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan UW NOI DSCR at LIBOR Cap,
viii.	Mortgage Loan UW NCF DSCR at LIBOR Cap,
ix.	Mortgage Loan UW NOI DSCR,
x.	Mortgage Loan UW NCF DSCR,
xi.	Mortgage Loan Cut-off Date Balance per SF,
xii.	Mortgage Loan Cut-off Date Balance per Unit,
xiii.	Individual As-Is Appraised Value per SF and
xiv.	Portfolio Appraised Value per SF

of the Mortgage Loan and, with respect to xi. through xiii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through x. and xiii. through xiv. above to two decimal places.

Attachment A Page 8 of 9

16.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Square Footage (All) Total and
c.	Unit Mix (All Units) Total,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan Cut-off Date Balance per Unit,
ii.	Total Loan Cut-off Date Balance per SF

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ii. above to two decimal places.

17.	Using the:
a.	Largest Commercial Tenant UW Base Rent,
b.	2nd Largest Commercial Tenant UW Base Rent and
c.	3rd Largest Commercial Tenant UW Base Rent,

as shown on the Final Data File, and the applicable base rent for each Property as shown on the underwriter’s summary report Source Document, we recalculated the:

i.	Largest Commercial Tenant by UW Base Rent % of Property UW Base Rent,
ii.	2nd Largest Commercial Tenant by UW Base Rent % of Property UW Base Rent and
iii.	3rd Largest Commercial Tenant by UW Base Rent % of Property UW Base Rent

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the characteristics listed in i. through iii. above only for Properties with a “Commercial Occupancy” other than “NAP,” as shown on the Final Data File, and to show “NAP” for all other Properties.

18.	Using the:
a.	Square Footage (Self Storage) Total Self Storage Square Footage (Sq Ft),
b.	Square Footage (Self Storage) Climate Controlled (Sq Ft) and
c.	Square Footage (Self Storage) Regular (Sq Ft),

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (All Units) Climate Controlled % of Self Storage and
ii.	% of Square Footage (All Units) Regular % of Self Storage

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

19.	Using the:
a.	Square Footage (All) Total,
b.	Square Footage (Self Storage) Total Self Storage Square Footage,
c.	Square Footage (Self Storage) Total Square Footage Including Parking and Other,
d.	Square Footage (Self Storage) Parking,
e.	Square Footage (Self Storage) Other and
f.	Square Footage (All) Commercial,

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (All Units) Self Storage SF % of Total,
ii.	% of Square Footage (All Units) Parking % of Total,
iii.	% of Square Footage (All Units) Other % of Total,
iv.	% of Square Footage (All Units) Parking and Other % of Total,
v.	% of Square Footage (All Units) Commercial % of Total and
vi.	% of Square Footage (All Units) % of Total

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents:

Source Document Title	Source Document Date

Mortgage Loan Agreement	8 October 2021

Mortgage Loan Promissory Note	8 October 2021

Mezzanine Loan Agreement	8 October 2021

Mezzanine Loan Promissory Note	8 October 2021

Cash Management Agreement	8 October 2021

Guaranty Agreement	8 October 2021

Environmental Indemnity Agreement	8 October 2021

Non-Consolidation Opinion	8 October 2021

Mortgage Loan Interest Rate Cap Agreement	8 October 2021

Mezzanine Loan Interest Rate Cap Agreement	8 October 2021

Closing Statement	8 October 2021

Tax Escrow Analysis	Not Dated

Property Source Documents:

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	14 September 2021

USPS Internet Site (www.usps.com)	Not Applicable

Pro Forma Title Policies	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents: (continued)

Source Document Title	Source Document Date

Management Agreements	11 December 2020

Management Agreement Abstract (see Note 1)	Not Dated

Underwriter’s Summary Report	Not Dated

PCR Matrix Report	Not Dated

Self Storage Almanac	22 June 2021

GreenStreet Self Storage Outlook Reports	Various

Property Insurance Review Report	5 October 2021

Property Insurance Binder	7 October 2021

Note:

1.	The indicated Source Document(s) that were provided by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
County	USPS Internet Site (www.usps.com)
MSA	Appraisal Report or Underwriter’s Summary Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Ownership Interest	Pro Forma Title Policy
Date Acquired	Appraisal Report or Underwriter’s Summary Report
Unit Mix (All Units) Regular	Underwriter’s Summary Report
Unit Mix (All Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (All Units) Total Self Storage Units	Underwriter’s Summary Report
Unit Mix (All Units) Parking	Underwriter’s Summary Report
Unit Mix (All Units) Other	Underwriter’s Summary Report
Unit Mix (All Units) Total Units Including Parking and Other	Underwriter’s Summary Report
Unit Mix (All Units) Commercial Tenants	Underwriter’s Summary Report
Unit Mix (All Units) Total	Underwriter’s Summary Report
Square Footage (Self Storage) Regular	Underwriter’s Summary Report
Square Footage (Self Storage) Climate Controlled	Underwriter’s Summary Report
Square Footage (Self Storage) Total Self Storage Square Footage	Underwriter’s Summary Report
Square Footage (Self Storage) Parking	Underwriter’s Summary Report
Square Footage (Self Storage) Other	Underwriter’s Summary Report
Square Footage (Self Storage) Total Square Footage Including Parking and Other	Underwriter’s Summary Report
Square Footage (All) Commercial	Underwriter’s Summary Report
Square Footage (All) Total	Underwriter’s Summary Report
Unit Mix (Occupied Units) Regular	Underwriter’s Summary Report
Unit Mix (Occupied Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Occupied Units) Self Storage Unit Occupancy	Underwriter’s Summary Report
Unit Mix (Occupied Units) Parking	Underwriter’s Summary Report
Unit Mix (Occupied Units) Other	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Unit Occupancy Including Parking and Other	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 9

Property Information: (continued)

Characteristic	Source Document(s)

Square Footage (Occupied SF) Regular	Underwriter’s Summary Report
Square Footage (Occupied SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Occupied SF) Self Storage SF Occupancy %	Underwriter’s Summary Report
Square Footage (Occupied SF) Parking	Underwriter’s Summary Report
Square Footage (Occupied SF) Other	Underwriter’s Summary Report
Square Footage (Occupied SF) Total SF Occupancy Including Parking and Other	Underwriter’s Summary Report
Square Footage (Occupied SF) Commercial	Underwriter’s Summary Report
Self Storage Occupancy	Underwriter’s Summary Report
Self Storage Including Parking and Other Occupancy	Underwriter’s Summary Report
Commercial Occupancy (see Note 2)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Commercial Tenant by UW Base Rent Tenant Name	Underwriter’s Summary Report
Largest Commercial Tenant by UW Base Rent Lease Exp.	Underwriter’s Summary Report
Largest Commercial Tenant by UW Base Rent NRA	Underwriter’s Summary Report
Largest Commercial Tenant by UW Base Rent UW Base Rent	Underwriter’s Summary Report
2nd Largest Commercial Tenant by UW Base Rent Tenant Name	Underwriter’s Summary Report
2nd Largest Commercial Tenant by UW Base Rent Lease Exp.	Underwriter’s Summary Report
2nd Largest Commercial Tenant by UW Base Rent NRA	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 9

Major Tenant Information: (continued)

Characteristic	Source Document(s)

2nd Largest Commercial Tenant by UW Base Rent UW Base Rent	Underwriter’s Summary Report
3rd Largest Commercial Tenant by UW Base Rent Tenant Name	Underwriter’s Summary Report
3rd Largest Commercial Tenant by UW Base Rent Lease Exp.	Underwriter’s Summary Report
3rd Largest Commercial Tenant by UW Base Rent NRA	Underwriter’s Summary Report
3rd Largest Commercial Tenant by UW Base Rent UW Base Rent	Underwriter’s Summary Report

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Months of Income and Expenses 2019 Annualized	Underwriter’s Summary Report
Months of Income and Expenses 2020 Annualized	Underwriter’s Summary Report
Months of Income and Expenses July 2021 TTM	Underwriter’s Summary Report
Months of Income and Expenses Budget	Underwriter’s Summary Report
2019 Annualized Storage Rental Income	Underwriter’s Summary Report
2020 Annualized Storage Rental Income	Underwriter’s Summary Report
July 2021 TTM Storage Rental Income	Underwriter’s Summary Report
Budget Storage Rental Income	Underwriter’s Summary Report
UW Storage Rental Income	Underwriter’s Summary Report
2019 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
2020 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
July 2021 TTM Potential Income from Vacant Units	Underwriter’s Summary Report
Budget Potential Income from Vacant Units	Underwriter’s Summary Report
UW Potential Income from Vacant Units	Underwriter’s Summary Report
2019 Annualized Gross Potential Income	Underwriter’s Summary Report
2020 Annualized Gross Potential Income	Underwriter’s Summary Report
July 2021 TTM Gross Potential Income	Underwriter’s Summary Report
Budget Gross Potential Income	Underwriter’s Summary Report
UW Gross Potential Income	Underwriter’s Summary Report
2019 Annualized Economic Vacancy	Underwriter’s Summary Report
2020 Annualized Economic Vacancy	Underwriter’s Summary Report
July 2021 TTM Economic Vacancy	Underwriter’s Summary Report
Budget Economic Vacancy	Underwriter’s Summary Report
UW Economic Vacancy	Underwriter’s Summary Report
2019 Annualized Gross Potential Storage Income Before Other Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

2020 Annualized Gross Potential Storage Income Before Other Income	Underwriter’s Summary Report
July 2021 TTM Gross Potential Storage Income Before Other Income	Underwriter’s Summary Report
Budget Gross Potential Storage Income Before Other Income	Underwriter’s Summary Report
UW Gross Potential Storage Income Before Other Income	Underwriter’s Summary Report
2019 Annualized Late & Application Fees	Underwriter’s Summary Report
2020 Annualized Late & Application Fees	Underwriter’s Summary Report
July 2021 TTM Late & Application Fees	Underwriter’s Summary Report
Budget Late & Application Fees	Underwriter’s Summary Report
UW Late & Application Fees	Underwriter’s Summary Report
2019 Annualized Other Income	Underwriter’s Summary Report
2020 Annualized Other Income	Underwriter’s Summary Report
July 2021 TTM Other Income	Underwriter’s Summary Report
Budget Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report
2019 Annualized Effective Gross Storage Income	Underwriter’s Summary Report
2020 Annualized Effective Gross Storage Income	Underwriter’s Summary Report
July 2021 TTM Effective Gross Storage Income	Underwriter’s Summary Report
Budget Effective Gross Storage Income	Underwriter’s Summary Report
UW Effective Gross Storage Income	Underwriter’s Summary Report
2019 Annualized Commercial Base Rent	Underwriter’s Summary Report
2020 Annualized Commercial Base Rent	Underwriter’s Summary Report
July 2021 TTM Commercial Base Rent	Underwriter’s Summary Report
Budget Commercial Base Rent	Underwriter’s Summary Report
UW Commercial Base Rent	Underwriter’s Summary Report
2019 Annualized Commercial Rent Steps	Underwriter’s Summary Report
2020 Annualized Commercial Rent Steps	Underwriter’s Summary Report
July 2021 TTM Commercial Rent Steps	Underwriter’s Summary Report
Budget Commercial Rent Steps	Underwriter’s Summary Report
UW Commercial Rent Steps	Underwriter’s Summary Report
2019 Annualized Potential Income from Vacant Commercial Space	Underwriter’s Summary Report
2020 Annualized Potential Income from Vacant Commercial Space	Underwriter’s Summary Report
July 2021 TTM Potential Income from Vacant Commercial Space	Underwriter’s Summary Report
Budget Potential Income from Vacant Commercial Space	Underwriter’s Summary Report
UW Potential Income from Vacant Commercial Space	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Annualized Expense Reimbursements	Underwriter’s Summary Report
2020 Annualized Expense Reimbursements	Underwriter’s Summary Report
July 2021 TTM Expense Reimbursements	Underwriter’s Summary Report
Budget Expense Reimbursements	Underwriter’s Summary Report
UW Expense Reimbursements	Underwriter’s Summary Report
2019 Annualized Comm. Economic Vacancy	Underwriter’s Summary Report
2020 Annualized Comm. Economic Vacancy	Underwriter’s Summary Report
July 2021 TTM Comm. Economic Vacancy	Underwriter’s Summary Report
Budget Comm. Economic Vacancy	Underwriter’s Summary Report
UW Comm. Economic Vacancy	Underwriter’s Summary Report
2019 Annualized Total Commercial EGI	Underwriter’s Summary Report
2020 Annualized Total Commercial EGI	Underwriter’s Summary Report
July 2021 TTM Total Commercial EGI	Underwriter’s Summary Report
Budget Total Commercial EGI	Underwriter’s Summary Report
UW Total Commercial EGI	Underwriter’s Summary Report
2019 Annualized Total Revenue	Underwriter’s Summary Report
2020 Annualized Total Revenue	Underwriter’s Summary Report
July 2021 TTM Total Revenue	Underwriter’s Summary Report
Budget Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2019 Annualized REVPAF	Underwriter’s Summary Report
2020 Annualized REVPAF	Underwriter’s Summary Report
July 2021 TTM REVPAF	Underwriter’s Summary Report
Budget REVPAF	Underwriter’s Summary Report
UW REVPAF	Underwriter’s Summary Report
Adjusted REVPAF	Underwriter’s Summary Report
2019 Annualized Insurance	Underwriter’s Summary Report
2020 Annualized Insurance	Underwriter’s Summary Report
July 2021 TTM Insurance	Underwriter’s Summary Report
Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2019 Annualized Real Estate Taxes	Underwriter’s Summary Report
2020 Annualized Real Estate Taxes	Underwriter’s Summary Report
July 2021 TTM Real Estate Taxes	Underwriter’s Summary Report
Budget Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
2019 Annualized Marketing & Advertising	Underwriter’s Summary Report
2020 Annualized Marketing & Advertising	Underwriter’s Summary Report
July 2021 TTM Marketing & Advertising	Underwriter’s Summary Report
Budget Marketing & Advertising	Underwriter’s Summary Report
UW Marketing & Advertising	Underwriter’s Summary Report
2019 Annualized Repairs & Maintenance	Underwriter’s Summary Report
2020 Annualized Repairs & Maintenance	Underwriter’s Summary Report
July 2021 TTM Repairs & Maintenance	Underwriter’s Summary Report
Budget Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Annualized Management Fee	Underwriter’s Summary Report
2020 Annualized Management Fee	Underwriter’s Summary Report
July 2021 TTM Management Fee	Underwriter’s Summary Report
Budget Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2019 Annualized Cost of Goods Sold	Underwriter’s Summary Report
2020 Annualized Cost of Goods Sold	Underwriter’s Summary Report
July 2021 TTM Cost of Goods Sold	Underwriter’s Summary Report
Budget Cost of Goods Sold	Underwriter’s Summary Report
UW Cost of Goods Sold	Underwriter’s Summary Report
2019 Annualized Payroll & Benefits	Underwriter’s Summary Report
2020 Annualized Payroll & Benefits	Underwriter’s Summary Report
July 2021 TTM Payroll & Benefits	Underwriter’s Summary Report
Budget Payroll & Benefits	Underwriter’s Summary Report
UW Payroll & Benefits	Underwriter’s Summary Report
2019 Annualized Utilities	Underwriter’s Summary Report
2020 Annualized Utilities	Underwriter’s Summary Report
July 2021 TTM Utilities	Underwriter’s Summary Report
Budget Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
2019 Annualized General & Administrative	Underwriter’s Summary Report
2020 Annualized General & Administrative	Underwriter’s Summary Report
July 2021 TTM General & Administrative	Underwriter’s Summary Report
Budget General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report
2019 Annualized Total Expenses	Underwriter’s Summary Report
2020 Annualized Total Expenses	Underwriter’s Summary Report
July 2021 TTM Total Expenses	Underwriter’s Summary Report
Budget Total Expenses	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
2019 Annualized Net Operating Income	Underwriter’s Summary Report
2020 Annualized Net Operating Income	Underwriter’s Summary Report
July 2021 TTM Net Operating Income	Underwriter’s Summary Report
Budget Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
2019 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
2020 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
July 2021 TTM Replacement Reserves - Storage	Underwriter’s Summary Report
Budget Replacement Reserves - Storage	Underwriter’s Summary Report
UW Replacement Reserves - Storage	Underwriter’s Summary Report
2019 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report
2020 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

July 2021 TTM Replacement Reserves - Commercial	Underwriter’s Summary Report
Budget Replacement Reserves - Commercial	Underwriter’s Summary Report
UW Replacement Reserves - Commercial	Underwriter’s Summary Report
2019 Annualized TI/LC - Commercial	Underwriter’s Summary Report
2020 Annualized TI/LC - Commercial	Underwriter’s Summary Report
July 2021 TTM TI/LC - Commercial	Underwriter’s Summary Report
Budget TI/LC - Commercial	Underwriter’s Summary Report
UW TI/LC - Commercial	Underwriter’s Summary Report
2019 Annualized Total Reserves / Adjustments	Underwriter’s Summary Report
2020 Annualized Total Reserves / Adjustments	Underwriter’s Summary Report
July 2021 TTM Total Reserves / Adjustments	Underwriter’s Summary Report
Budget Total Reserves / Adjustments	Underwriter’s Summary Report
UW Total Reserves / Adjustments	Underwriter’s Summary Report
2019 Annualized Net Cash Flow	Underwriter’s Summary Report
2020 Annualized Net Cash Flow	Underwriter’s Summary Report
July 2021 TTM Net Cash Flow	Underwriter’s Summary Report
Budget Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Tax Escrow Analysis
Ongoing Tax Escrow Monthly	Tax Escrow Analysis
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Cap Ex Escrow	Mortgage Loan Agreement
Ongoing Cap Ex Escrow Monthly	Mortgage Loan Agreement
Cap Ex Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 8 of 9

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance	Mortgage Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Origination Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Trust Margin	Mortgage Loan Agreement
Mezzanine Loan Margin	Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period - Late Payment (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period - Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Floating Rate Component Extensions (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement
Cash Management Type (see Note 6)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Prepayment Provision (see Note 7)	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
LIBOR Lookback days (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 4)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Floor (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Provider (see Note 4)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 4)	Mortgage Loan Interest Rate Cap Agreement and Mezzanine Loan Interest Rate Cap Agreement

Exhibit 2 to Attachment A Page 9 of 9

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Properties with a “Property Type” of “Mixed Use,” as shown on the Preliminary Data File, and to use “NAP” for any other Properties.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

7.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s)

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Name
Other Escrow Description
Months of Income and Expenses UW
LIBOR Cap Provider Ratings (F/M/S)
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.